Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A convertible preferred stock	Series B convertible preferred stock	Series B1 convertible preferred stock	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive (loss)/income	Accumulated Deficit	Total
Balance at Dec. 31, 2016	$ 1			$ 3	$ 143,291	$ (95)	$ (47,781)	$ 95,419
Balance (in shares) at Dec. 31, 2016	8,772,852			34,325,728
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation					234			234
Other comprehensive income, net of tax						65		65
Net income (loss)							15,761	15,761
Balance at Dec. 31, 2017	$ 1			$ 3	143,525	(30)	(32,020)	111,479
Balance (in shares) at Dec. 31, 2017	8,772,852			34,325,728
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock at $36.3520 per share					46,817			46,817
Issuance of convertible preferred stock at $36.3520 per share (in shares )		1,375,440
Repurchase of common stock							(2,659)	(2,659)
Repurchase of common stock (in shares )				(73,150)
Share-based compensation					207			207
Other comprehensive income, net of tax						(118)		(118)
Cumulative effect of changes in accounting policy							189	189
Net income (loss)							(62,300)	(62,300)
Balance at Dec. 31, 2018	$ 1			$ 3	190,549	(148)	(96,790)	93,615
Balance (in shares) at Dec. 31, 2018	8,772,852	1,375,440		34,252,578
Balance at Dec. 31, 2018	$ 1			$ 3	190,549	(148)	(96,790)	93,615
Balance (in shares) at Dec. 31, 2018	8,772,852	1,375,440		34,252,578
Balance at Dec. 31, 2018	$ 1			$ 3	190,549	(148)	(96,790)	93,615
Balance (in shares) at Dec. 31, 2018	8,772,852	1,375,440		34,252,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation					86			86
Other comprehensive income, net of tax						(37)		(37)
Net income (loss)							(11,658)	(11,658)
Balance at Jun. 30, 2019	$ 1			$ 3	190,635	(185)	(108,448)	82,006
Balance (in shares) at Jun. 30, 2019	8,772,852	1,375,440		34,252,578
Balance at Dec. 31, 2018	$ 1			$ 3	190,549	(148)	(96,790)	93,615
Balance (in shares) at Dec. 31, 2018	8,772,852	1,375,440		34,252,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock at $36.3520 per share					49,790			49,790
Issuance of convertible preferred stock at $36.3520 per share (in shares )			1,375,440
Share-based compensation					135			135
Other comprehensive income, net of tax						(68)		(68)
Net income (loss)							(67,226)	(67,226)
Balance at Dec. 31, 2019	$ 1			$ 3	240,474	(216)	(164,016)	76,246
Balance (in shares) at Dec. 31, 2019	8,772,852	1,375,440	1,375,440	34,252,578
Balance at Jun. 30, 2019	$ 1			$ 3	190,635	(185)	(108,448)	82,006
Balance (in shares) at Jun. 30, 2019	8,772,852	1,375,440		34,252,578
Balance at Dec. 31, 2019	$ 1			$ 3	240,474	(216)	(164,016)	76,246
Balance (in shares) at Dec. 31, 2019	8,772,852	1,375,440	1,375,440	34,252,578
Balance at Dec. 31, 2019	$ 1			$ 3	240,474	(216)	(164,016)	76,246
Balance (in shares) at Dec. 31, 2019	8,772,852	1,375,440	1,375,440	34,252,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock at $36.3520 per share					19,919			19,919
Issuance of convertible preferred stock at $36.3520 per share (in shares )			550,176
Share-based compensation					156			156
Other comprehensive income, net of tax						(34)		(34)
Net income (loss)							(33,112)	(33,112)
Balance at Jun. 30, 2020	$ 1			$ 3	260,549	(250)	(197,128)	63,175
Balance (in shares) at Jun. 30, 2020	8,772,852	1,375,440	1,925,616	34,252,578
Balance at Jun. 30, 2020	$ 1			$ 3	$ 260,549	$ (250)	$ (197,128)	$ 63,175
Balance (in shares) at Jun. 30, 2020	8,772,852	1,375,440	1,925,616	34,252,578